Common Stock (Details 6) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Number of options outstanding, exercise prices		$ 2.84
Number of options outstanding		1,846,168
Equity Option [Member]
Number of options outstanding, exercise prices	$ 8.00	$ 8.00
Number of options outstanding	4,545,500	4,545,500
Number of options outstanding, weighted average remaining contractual term	4 years 6 months 29 days	4 years 9 months 29 days
Number of options exercisable	909,000	909,000
Number of options exercisable, exercise prices	$ 8.00	$ 8.00
Number of options exercisable, weighted average remaining contractual term	4 years 6 months 29 days	4 years 9 months 29 days
Equity Option [Member] | Range 1 [Member]
Number of options outstanding, exercise prices	$ 8.00	$ 8.00
Number of options outstanding	4,545,500	4,545,500
Number of options outstanding, weighted average remaining contractual term	4 years 6 months 29 days	4 years 9 months 29 days
Number of options exercisable	909,000	909,000
Number of options exercisable, exercise prices	$ 8.00	$ 8.00
Number of options exercisable, weighted average remaining contractual term	4 years 6 months 29 days	4 years 9 months 29 days
Minimum [Member] | Equity Option [Member] | Range 1 [Member]
Number of options outstanding, exercise prices	$ 7.00	$ 7.00
Maximum [Member] | Equity Option [Member]
Number of options outstanding, exercise prices
Maximum [Member] | Equity Option [Member] | Range 1 [Member]
Number of options outstanding, exercise prices	$ 9.00	$ 9.00